Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 22, 2021	Jul. 22, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents			$ 13,567		$ 13,567		$ 303,449
Investments held in the trust account			14,317,173		14,317,173		$ 18,276,649	$ 140,404,628
Federal depository insurance coverage			$ 250,000		250,000
Offering costs					$ 9,562,126
Tax rate			(25.56%)	57.78%	26.28%	72.57%	75.48%
Statutory tax rate			21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Cash and no cash equivalents							$ 303,449	$ 680,302
Investments held in the trust account							18,276,649	$ 140,404,628
Federal depository insurance coverage							250,000
Offering costs							$ 9,562,126
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Units issued during period shares (in Shares)	1,875,000	13,831,230
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock sale of units (in Shares)							13,831,230
Class A Common Stock [Member] | IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Units issued during period shares (in Shares)					13,831,230